Registration Nos. 333-222952

811-09725

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT No. 4

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 5

THE GUARDIAN SEPARATE ACCOUNT N

(Exact Name of Registrant)

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(Name of Depositor)

10 Hudson Yards, New York, New York 10001

(Complete Address of Principal Executive Offices)

(212) 598-8359

(Depositors Telephone Number)

RICHARD T. POTTER, JR., ESQ.

The Guardian Insurance & Annuity Company, Inc.

10 Hudson Yards

New York, New York 10001

(Name and address of agent for service)

Approximate Date of Proposed Public Offering:

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b), or
☒	on May 1, 2021 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(i), or
☐	on pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

EXPLANATORY NOTE:

Post-Effective Amendment No. 3 (“Amendment No. 3”) to the Registration Statement of The Guardian Separate Account N (the “Registrant”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Securities Act”) on February 17, 2021 for the purpose to update the registration statement to conform to the amendments to Form N-6, which require various format and disclosure changes, as adopted by the Securities and Exchange Commission (the “SEC”) on March 11, 2020. This Post-Effective Amendment No. 4 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act solely to designate May 1, 2021 as the new effective date for Amendment No. 3. Amendment No. 3 was initially scheduled to become effective on April 16, 2021. This Post-Effective Amendment No. 4, however, is not intended to amend or supersede any information contained in Amendment No. 3._

THE GUARDIAN SEPARATE ACCOUNT N

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 of The Guardian Separate Account N (the “Registrant”) under the Securities Act of 1933, as amended, filed with the Securities and Exchange Commission (the “SEC”) on February 17, 2021 (“Amendment No. 3”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 3 to the Registrant’s Registration Statement on Form N-6 filed with the SEC on February 17, 2021.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 3 to the Registrant’s Registration Statement on Form N-6 filed with the SEC on February 17, 2021.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account N certifies that it meets all of the requirements for effectiveness under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Ridgewood, New Jersey in the capacity and on the date indicated.

THE GUARDIAN SEPARATE ACCOUNT N
(Name of Registrant)

By:	/s/Richard T. Potter, Jr.
Richard T. Potter, Jr. Senior Vice President, Counsel & Assistant Corporate Secretary for The Guardian Insurance & Annuity Company, Inc.

Date:	4/15/2021

Time:	12:07:46 PM

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
(Name of Depositor)

By:	/s/Richard T. Potter, Jr.
Richard T. Potter, Jr. Senior Vice President, Counsel & Assistant Corporate Secretary

Date:	4/15/2021

Time:	12:07:46 PM

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Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed below by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the dates indicated.

/s/Dominique Baede	President & Director	Date:4/15/2021 Time: 4:39:01 PM
Dominique Baede

/s/Carl Desrochers	Vice President,	Date:4/15/2021 Time: 11:56:05 AM
Carl Desrochers	& Chief Financial Officer

/s/Richard T. Potter, Jr.	Director	Date:4/15/2021 Time: 12:07:46 PM
Michael N. Ferik*

/s/Kevin Molloy	Director	Date:4/15/2021 Time: 9:28:40 AM
Kevin Molloy

/s/Richard T. Potter, Jr.	Senior Vice President,	Date:4/15/2021 Time: 12:07:46 PM
Michael Slipowitz*	Corporate Chief Actuary
& Director

* By: /s/Richard T. Potter, Jr.		Date:4/15/2021 Time: 12:07:46 PM
Richard T. Potter, Jr.,
as agent pursuant to power of attorney

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